Stock-based Compensation - Additional Information (Detail)											1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2015 $ / shares shares	Jun. 16, 2015 shares	Jun. 12, 2014 $ / shares shares	Feb. 21, 2014 shares	Feb. 13, 2014	Feb. 10, 2014 $ / shares shares	Nov. 30, 2011 shares	Mar. 31, 2011 shares	Dec. 31, 2010	Nov. 30, 2010 shares	Nov. 30, 2013 shares	Aug. 31, 2013 $ / shares shares	Jul. 31, 2013 $ / shares shares	Sep. 30, 2014	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Aug. 14, 2014 shares	Feb. 04, 2014 shares	Jul. 22, 2013 shares	Dec. 31, 2012 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reverse stock split of common shares, ratio									0.25		0.0714
Common stock, shares authorized															40,000,000	40,000,000	53,000,000		40,000,000	14,600,000
Option awards vesting period																10 years
Time period for vesting grants in installments on monthly basis							12 months
Proceeds from exercise of stock options | $																	$ 20,105
Shares of common stock vested as settlement of certain restricted stock units						73,151
Total grants vest period							100.00%
Common stock vesting shares for non employee directors							20,930
Monthly installments of restricted stock units period													5 months
Underlying award shares will distributed last period year																		0
Unrecognized stock-based compensation expense, stock options | $															$ 2,993,000		2,735,000
Unrecognized stock-based compensation expense, RSU awards | $															$ 17,000		$ 50,000
Total Shares Outstanding															2,054,338	906,194	333,106				63,518
Number of Shares, Granted															1,194,871	647,298	300,438
IPO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares authorized																			40,000,000
Series BB Preferred Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock unit award, shares								428,597		390,000
Estimated shares of additional restricted stock unit								574,108
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reverse stock split of common shares, ratio																0.25
Option awards vesting period																10 years
Awards vest on date of grant																50.00%
Time period for vesting grants in installments on monthly basis																2 years
Option awards assumptions, method used																Black-Scholes pricing model
Weighted-average estimated fair value of options granted | $ / shares															$ 1.35	$ 5.25	$ 4.43
Intrinsic value of options exercised | $																	$ 3,450
Intrinsic value of options outstanding | $															$ 313,095	$ 0	8,204
Proceeds from exercise of stock options | $																	20,105
Intrinsic value of options exercisable | $																$ 0	$ 5,575
Unrecognized stock-based compensation expense, weighted-average recognition period															2 years 8 months 12 days	2 years 7 months 6 days
Intrinsic value of options vested and unvested expected to vest | $															$ 287,631
Commencement Date Of October 2010 [Member] | IPO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares of common stock vested as settlement of certain restricted stock units						9,285
Weighted-average estimated fair value of RSUs vested | $ / shares						$ 4.62
Commencement Date Of January 2011 [Member] | IPO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares of common stock vested as settlement of certain restricted stock units						63,866
Weighted-average estimated fair value of RSUs vested | $ / shares						$ 4.62
RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vest on date of grant												50.00%
Time period for vesting grants in installments on monthly basis												24 months
Weighted-average estimated fair value of options granted | $ / shares			$ 5.35									$ 5.60	$ 5.60
Common stock shares granted for three directors													8,735
Common stock shares granted to another director													14,285
RSU awards granted to certain executive employees												60,712
RSU remaining vesting period on equal monthly basis												50.00%
Issuance of restricted stock units			44,496
Unrecognized stock-based compensation expense, weighted-average recognition period															3 months 18 days	7 months 6 days
Total Shares Outstanding															150,418
Number of Shares, Vested and unvested expected to vest															121,829
Intrinsic value shares, RSUs outstanding | $															$ 345,961
Intrinsic value amount, RSUs vested and unvested expected to vest | $															$ 280,207
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Estimated forfeitures rate														0.00%	0.00%	0.00%	0.00%
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Estimated forfeitures rate														5.00%	4.00%	5.00%	5.00%
Maximum [Member] | Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option awards vesting period																4 years
2007 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reduced during stock reverse split											178,571
Reverse stock split of common shares, ratio											0.0714
Shares available for grant																86,001	77,061
2013 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for grant															836,082	175,725
Common stock, shares authorized													403,571			1,426,051
Increase Common stock shares covered		1,500,000				800,000										222,480
Percentage of outstanding common stock																5.00%
Stock options and RSUs granted																1,027,846
Option awards vesting period					3 years
Total stock options and RSUs authorized															3,104,622
Stock options and RSUs issued															2,131,603
Total Shares Outstanding															2,131,603
Number of Shares, Granted				54,298
2013 Equity Incentive Plan [Member] | Stock Options [Member] | Chief Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average estimated fair value of options granted | $ / shares	$ 1.47
Number of Shares, Granted	100,000